Capital Stock - Schedule of Stock Option Transactions (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares) | shares	300,000	300,000	300,000
Exercised (in shares) | shares	(20,000.00)		0
Granted (in shares) | shares	90,000.00	0	0
Outstanding, ending balance (in shares) | shares	400,000	300,000	300,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted-Average Exercise Price [Roll Forward]
Weighted average exercise price, beginning balance (in dollars per share) | $ / shares	$ 12.78	$ 12.50	$ 11.93
Weighted average exercise price, exercised (in dollars per share) | $ / shares	6.54		0
Weighted average exercise price, granted (in dollars per share) | $ / shares	10.58
Weighted average exercise price, beginning balance (in dollars per share) | $ / shares	$ 12.70	$ 12.78	$ 12.50